Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BBH Trust
Entity Central Index Key	0001342947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000227563
Shareholder Report [Line Items]
Fund Name	BBH Select Mid Cap ETF
Trading Symbol	BBHM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Select Mid Cap ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Mid Cap ETF at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Fund Level	$41	0.81%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 521,415,017
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$521,415,017 # of Portfolio Holdings27 Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Diversification (% of Investments)

Table Summary
Common Stock:
Communication Services	3.3%
Consumer Discretionary	4.4%
Consumer Staples	7.8%
Financials	10.6%
Health Care	4.2%
Industrials	36.6%
Information Technology	21.4%
Materials	7.1%
Real Estate	4.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Table Summary
Watsco, Inc.	5.8%
Entegris, Inc.	5.6%
Arista Networks, Inc.	5.2%
Keysight Technologies, Inc.	4.9%
Darling Ingredients, Inc.	4.7%
GXO Logistics, Inc.	4.6%
CBRE Group, Inc. (Class A)	4.5%
Wyndham Hotels & Resorts, Inc.	4.3%
GFL Environmental, Inc. (Canada)	4.3%
ITT, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Select Mid Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHM. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

C000041206
Shareholder Report [Line Items]
Fund Name	BBH Partner Fund - International Equity
Class Name	Class I
Trading Symbol	BBHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$32	0.63%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 2,536,115,476
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,536,115,476 # of Portfolio Holdings69 Portfolio Turnover Rate25%
Holdings [Text Block]

Country Diversification

(% of Investments)

Table Summary
Japan	15.8%
Netherlands	10.9%
France	10.7%
Germany	9.5%
United Kingdom	9.1%
Taiwan	6.4%
Ireland	6.1%
Canada	5.6%
Sweden	4.0%
Denmark	4.0%
Others	17.9%

Sector Diversification

(% of Investments)

Table Summary
Common Stock:
Communication Services	4.9%
Consumer Discretionary	4.4%
Energy	1.9%
Financials	12.5%
Health Care	8.9%
Industrials	27.5%
Information Technology	31.6%
Materials	6.9%
Preferred Stock:
Consumer Discretionary	1.4%
Warrants:
Information Technology	0.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.7%
Keyence Corp.	4.5%
ASML Holding NV	3.9%
Tokyo Electron, Ltd.	3.8%
STMicroelectronics NV	3.1%
Franco-Nevada Corp.	2.4%
BAE Systems, Plc.	2.2%
Schneider Electric SE	2.1%
Hoya Corp.	2.1%
CRH, Plc.	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041214
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class I
Trading Symbol	BBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$14	0.28%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 10,513,343,152
Holdings Count | Holding	486
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,513,343,152 # of Portfolio Holdings486 Portfolio Turnover Rate17%
Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Table Summary
Asset Backed Securities	22.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	55.3%
Loan Participations and Assignments	6.4%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.5%
U.S. Treasury Bills	10.2%
U.S. Treasury Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Table Summary
Canadian Imperial Bank of Commerce, 5.926%, 10/2/2026	0.8%
Mars, Inc., 4.450%, 3/1/2027	0.8%
Salesforce, Inc., 4.650%, 3/15/2029	0.8%
Ford Motor Credit Co. LLC, 5.125%, 11/5/2026	0.7%
Main Street Capital Corp., 3.000%, 7/14/2026	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Medline Borrower LP, 3.875%, 4/1/2029	0.7%
American Tower Corp., 3.375%, 10/15/2026	0.7%
Honeywell International, Inc. Term A1, 0.045%, 5/7/2027	0.7%
Amazon.com, Inc., 4.000%, 3/13/2029	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH Limited Duration Fund.

There were no other material fund changes during the period.

C000041213
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class N
Trading Symbol	BBBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$18	0.35%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 10,513,343,152
Holdings Count | Holding	486
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,513,343,152 # of Portfolio Holdings486 Portfolio Turnover Rate17%
Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Table Summary
Asset Backed Securities	22.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	55.3%
Loan Participations and Assignments	6.4%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.5%
U.S. Treasury Bills	10.2%
U.S. Treasury Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Table Summary
Canadian Imperial Bank of Commerce, 5.926%, 10/2/2026	0.8%
Mars, Inc., 4.450%, 3/1/2027	0.8%
Salesforce, Inc., 4.650%, 3/15/2029	0.8%
Ford Motor Credit Co. LLC, 5.125%, 11/5/2026	0.7%
Main Street Capital Corp., 3.000%, 7/14/2026	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Medline Borrower LP, 3.875%, 4/1/2029	0.7%
American Tower Corp., 3.375%, 10/15/2026	0.7%
Honeywell International, Inc. Term A1, 0.045%, 5/7/2027	0.7%
Amazon.com, Inc., 4.000%, 3/13/2029	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH Limited Duration Fund.

There were no other material fund changes during the period.

C000201413
Shareholder Report [Line Items]
Fund Name	BBH Income Fund
Class Name	Class I
Trading Symbol	BBNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,332,313,421
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,332,313,421 # of Portfolio Holdings381 Portfolio Turnover Rate16%
Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Table Summary
Asset Backed Securities	15.9%
Commercial Mortgage Backed Securities	7.0%
Corporate Bonds	38.0%
Loan Participations and Assignments	11.4%
Municipal Bonds	0.0%
Preferred Securities	1.6%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	0.8%
U.S. Treasury Bills	1.8%
U.S. Treasury Bonds and Notes	23.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Table Summary
Oracle Corp., 0.050%, 8/16/2027	0.7%
Lendmark Funding Trust 2026-1A, 4.800%, 11/20/2035	0.7%
Salesforce, Inc., 5.550%, 3/15/2036	0.7%
Palmer Square Loan Funding, Ltd. 2026-1A, 0.000%, 7/15/2034	0.6%
Hologic, Inc. Term A, 0.000%, 4/9/2029	0.5%
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/2034	0.5%
Ares Capital Corp., 2.150%, 7/15/2026	0.5%
OnDeck Asset Securitization IV LLC 2025-2A, 4.840%, 11/17/2032	0.5%
Connect Finco S.a.r.l., 0.082%, 9/27/2029	0.5%
Stack Infrastructure Issuer LLC 2026-1A, 5.000%, 3/27/2056	0.5%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH Income Fund.

There were no other material fund changes during the period.

C000214426
Shareholder Report [Line Items]
Fund Name	BBH Select Large Cap ETF
Trading Symbol	BBHL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Select Large Cap ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Large Cap ETF at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Fund Level	$36	0.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 513,735,888
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$513,735,888 # of Portfolio Holdings45 Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Diversification (% of Investments)

Table Summary
Common Stock:
Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	7.2%
Financials	15.5%
Health Care	8.8%
Industrials	9.2%
Information Technology	35.9%
Materials	4.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Table Summary
Alphabet, Inc. (Class C)	8.4%
Microsoft Corp.	6.4%
KLA Corp.	6.2%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.0%
Waste Management, Inc.	4.0%
Mastercard, Inc. (Class A)	3.8%
Linde, Plc. (Ireland)	3.4%
Applied Materials, Inc.	3.4%
Berkshire Hathaway, Inc. (Class B)	3.3%

Material Fund Change [Text Block]

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Select Large Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHL. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

C000105435
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class I
Trading Symbol	BBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,388,453,134
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,388,453,134 # of Portfolio Holdings503 Portfolio Turnover Rate*64% * 8% excluding variable rate demand notes.
Holdings [Text Block]	Breakdown by Security Type (% of Investments)
Table Summary
Municipal Bonds	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Table Summary
Southeast Energy Authority A Cooperative District, Revenue Bonds, 5.000%, 10/1/2030	2.1%
University of North Carolina at Chapel Hill, Revenue Bonds, 3.495%, 12/1/2041	1.6%
FHLMC Multifamily VRD Certificates, Revenue Bonds, 4.052%, 8/25/2041	1.6%
California Community Choice Financing Authority, Revenue Bonds, 3.540%, 2/1/2052	1.5%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.450%, 5/1/2026	1.1%
Metropolitan Transportation Authority, Revenue Bonds, 4.750%, 11/15/2045	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.0%
State of Texas, General Obligation Bonds, 2.800%, 10/1/2041	0.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000105434
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class N
Trading Symbol	BBINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$32	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,388,453,134
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,388,453,134 # of Portfolio Holdings503 Portfolio Turnover Rate*64% * 8% excluding variable rate demand notes.
Holdings [Text Block]	Breakdown by Security Type (% of Investments)
Table Summary
Municipal Bonds	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Table Summary
Southeast Energy Authority A Cooperative District, Revenue Bonds, 5.000%, 10/1/2030	2.1%
University of North Carolina at Chapel Hill, Revenue Bonds, 3.495%, 12/1/2041	1.6%
FHLMC Multifamily VRD Certificates, Revenue Bonds, 4.052%, 8/25/2041	1.6%
California Community Choice Financing Authority, Revenue Bonds, 3.540%, 2/1/2052	1.5%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.450%, 5/1/2026	1.1%
Metropolitan Transportation Authority, Revenue Bonds, 4.750%, 11/15/2045	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.0%
State of Texas, General Obligation Bonds, 2.800%, 10/1/2041	0.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041211
Shareholder Report [Line Items]
Fund Name	BBH U.S. Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	BBSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$11	0.22%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 8,217,475,040
Holdings Count | Holding	27
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,217,475,040 # of Portfolio Holdings27
Holdings [Text Block]	Sector Diversification (% of Investments)
Table Summary
Repurchase Agreements	18.3%
U.S. Treasury Bills	81.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Table Summary
U.S. Treasury Bill, 3.632%, 6/11/2026	6.1%
U.S. Treasury Bill, 3.619%, 6/4/2026	5.6%
U.S. Treasury Bill, 3.628%, 5/26/2026	5.3%
U.S. Treasury Bill, 3.642%, 5/19/2026	5.1%
U.S. Treasury Bill, 3.626%, 6/9/2026	4.9%
U.S. Treasury Bill, 3.611%, 7/2/2026	4.7%
Royal Bank of Canada, 3.500%, 5/1/2026Footnote Reference*	4.6%
National Australia Bank, Ltd., 3.550%, 5/1/2026Footnote Reference*	4.6%
BNP Paribas, 3.580%, 5/1/2026Footnote Reference*	4.6%
Societe Generale, 3.620%, 5/1/2026Footnote Reference*	4.6%
Footnote	Description
Footnote*	Repurchase Agreement

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH U.S. Government Money Market Fund.

There were no other material fund changes during the period.